UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS
Air Freight & Logistics — 1.4%
FedEx Corp.	24,230	$4,644,164

Automobiles — 0.9%
Tesla Motors, Inc.*(a)	16,633	3,150,290

Beverages — 1.3%
Monster Beverage Corp.*	94,909	4,247,178

Biotechnology — 12.4%
Alexion Pharmaceuticals, Inc.*	46,903	5,749,839
Biogen, Inc.*	21,547	6,336,326
BioMarin Pharmaceutical, Inc.*	46,075	3,945,402
Celgene Corp.*	97,334	11,535,052
Regeneron Pharmaceuticals, Inc.*	15,416	5,846,364
Shire PLC, ADR	44,810	7,823,826

		41,236,809

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	34,968	7,668,133

Communications Equipment — 1.2%
Palo Alto Networks, Inc.*	29,040	3,902,105

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	37,232	5,588,896

Hotels, Restaurants & Leisure — 4.5%
Marriott International, Inc. (Class A Stock)	120,343	9,480,622
Starbucks Corp.	95,499	5,536,077

		15,016,699

Internet & Direct Marketing Retail — 10.2%
Amazon.com, Inc.*	27,113	20,350,204
Netflix, Inc.*	59,450	6,955,650
Priceline Group, Inc. (The)*	4,523	6,801,145

		34,106,999

Internet Software & Services — 19.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	129,382	12,164,495
Alphabet, Inc. (Class A Stock)*	13,861	10,754,473
Alphabet, Inc. (Class C Stock)*	14,120	10,703,525
Facebook, Inc. (Class A Stock)*	167,938	19,887,218
Tencent Holdings Ltd. (China)	502,404	12,510,308

		66,020,019

IT Services — 6.0%
MasterCard, Inc. (Class A Stock)	97,226	9,936,497
Visa, Inc. (Class A Stock)	127,654	9,870,207

		19,806,704

Oil, Gas & Consumable Fuels — 2.1%
Concho Resources, Inc.*	49,097	7,021,853

Pharmaceuticals — 3.7%
Allergan PLC*	32,294	6,274,724
Bristol-Myers Squibb Co.	104,931	5,922,306

		12,197,030

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	33,967	2,521,710
NVIDIA Corp.	110,734	10,209,675
QUALCOMM, Inc.	125,228	8,531,783

		21,263,168

Software — 14.0%
Adobe Systems, Inc.*	96,573	9,928,670
Microsoft Corp.	236,270	14,237,630
Mobileye NV*(a)	61,138	2,276,168
salesforce.com, inc.*	135,494	9,755,568
Splunk, Inc.*	77,496	4,465,320
Workday, Inc. (Class A Stock)*	68,594	5,783,846

		46,447,202

Specialty Retail — 4.4%
Industria de Diseno Textil SA (Spain), ADR	503,203	8,574,579
O’Reilly Automotive, Inc.*	21,930	6,019,785

		14,594,364

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	133,974	14,806,806

Textiles, Apparel & Luxury Goods — 3.4%
Adidas AG (Germany), ADR	99,310	7,294,319
NIKE, Inc. (Class B Stock)	78,539	3,932,448

		11,226,767

TOTAL LONG-TERM INVESTMENTS (cost $227,429,371)		332,945,186

SHORT-TERM INVESTMENTS — 5.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	1,733,587	1,733,587
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $17,028,343; includes $17,016,612 of cash collateral for securities on loan)(b)(c)	17,025,143	17,030,251

TOTAL SHORT-TERM INVESTMENTS (cost $18,761,930)		18,763,838

TOTAL INVESTMENTS — 105.7% (cost $246,191,301)(d)		351,709,024
Liabilities in excess of other assets — (5.7)%		(18,982,122)

NET ASSETS — 100.0%		$332,726,902

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,679,138; cash collateral of $17,016,612 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$248,988,272

Appreciation	109,985,403
Depreciation	(7,264,651)

Net Unrealized Appreciation	$102,720,752

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$4,644,164	$—	$—
Automobiles	3,150,290	—	—
Beverages	4,247,178	—	—
Biotechnology	41,236,809	—	—
Capital Markets	7,668,133	—	—
Communications Equipment	3,902,105	—	—
Food & Staples Retailing	5,588,896	—	—
Hotels, Restaurants & Leisure	15,016,699	—	—
Internet & Direct Marketing Retail	34,106,999	—	—
Internet Software & Services	53,509,711	12,510,308	—
IT Services	19,806,704	—	—
Oil, Gas & Consumable Fuels	7,021,853	—	—
Pharmaceuticals	12,197,030	—	—
Semiconductors & Semiconductor Equipment	21,263,168	—	—
Software	46,447,202	—	—
Specialty Retail	14,594,364	—	—
Technology Hardware, Storage & Peripherals	14,806,806	—	—
Textiles, Apparel & Luxury Goods	11,226,767	—	—
Affiliated Mutual Funds	18,763,838	—	—

Total	$339,198,716	$12,510,308	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential QMA Global Tactical Allocation Fund

Consolidated Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 82.4%
U.S. TREASURY OBLIGATIONS(a) — 71.4%
U.S. Treasury Bills(b)(c)	0.339%	12/15/16	16,100	$16,098,602
U.S. Treasury Bills(c)(d)	0.344%	12/15/16	810	809,930
U.S. Treasury Bills(b)(c)	0.344%	12/15/16	2,440	2,439,788
U.S. Treasury Bills(b)(c)	0.355%	12/15/16	2,000	1,999,826

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,347,196)				21,348,146

			Shares
AFFILIATED MUTUAL FUND — 11.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,290,142)(e)			3,290,142	3,290,142

TOTAL SHORT-TERM INVESTMENTS — 82.4% (cost $24,637,338)(f)				24,638,288
Other assets in excess of liabilities(g) — 17.6%				5,245,327

NET ASSETS — 100.0%				$29,883,615

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ASX	Australian Securities Exchange
BIST	Borsa Instanbul Index (Turkish Stock Exchange)
Bovespa	Sao Palo Se Bovespa Index
CNX	CRISIL NSE Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange
KOSPI	Korea Stock Exchange Index
LME	London Metal Exchange
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
PRI	Primary Rate Interface
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
SGX	Singapore Exchange
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-low-sulfur diesel
WIG	Warsaw Stock Exchange
WTI	West Texas Intermediate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro

GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Rates shown are the effective yields at purchase date.
(b)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents security held in the Cayman Subsidiary.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$24,637,338

Appreciation	950
Depreciation	—

Net Unrealized Appreciation	$950

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at November 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
16	10 Year Euro-Bund	Dec. 2016	$2,771,655	$2,731,190	$(40,465)
1	10 Year Mini Japanese Government Bonds	Dec. 2016	132,763	131,559	(1,204)
4	10 Year U.K. Gilt	Mar. 2017	614,041	617,344	3,303
38	10 Year U.S. Treasury Notes	Mar. 2017	4,746,438	4,731,594	(14,844)
13	BIST National 30 Index	Dec. 2016	37,421	34,451	(2,970)
2	DAX Index	Dec. 2016	556,263	563,708	7,445
55	Euro STOXX 50	Dec. 2016	1,736,924	1,778,481	41,557
35	FTSE 100 Index	Dec. 2016	2,923,108	2,969,765	46,657
12	Hang Seng China Enterprises Index	Dec. 2016	741,829	765,113	23,284
14	IBEX 35 Index	Dec. 2016	1,282,742	1,287,247	4,505
44	Mexican Bolsa Index	Dec. 2016	998,520	966,114	(32,406)
20	OMXS30 Index	Dec. 2016	317,818	320,510	2,692
110	S&P 500 E-Mini	Dec. 2016	11,830,585	12,093,400	262,815
7	S&P/TSX 60 Index	Dec. 2016	920,844	924,648	3,804
7	TOPIX Index	Dec. 2016	835,104	901,884	66,780
34	WIG20 Index	Dec. 2016	277,836	290,419	12,583

					383,536

	Short Positions:
25	10 Year Australian Treasury Bonds	Dec. 2016	19,379,161	19,279,623	99,538
12	10 Year Canadian Government Bonds	Mar. 2017	1,240,557	1,240,646	(89)
3	10 Year Japanese Bonds	Dec. 2016	3,979,022	3,948,079	30,943
16	ASX SPI 200 Index	Dec. 2016	1,533,610	1,607,455	(73,845)
29	FTSE/JSE Top 40 Index	Dec. 2016	930,143	902,888	27,255

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
	Short Positions (cont’d.)
4	FTSE/MIB Index	Dec. 2016	$350,837	$358,908	$(8,071)
16	MSCI Taiwan Stock Index	Dec. 2016	547,040	552,160	(5,120)
16	SGX CNX Nifty 50 Index	Dec. 2016	255,824	263,680	(7,856)
1	Yen Denominated Nikkei 225 Index	Dec. 2016	72,528	81,356	(8,828)

					53,927

					$437,463

Commodity futures contracts outstanding at November 30, 2016(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
2	Coffee ‘C’	Mar. 2017	126,450	112,950	(13,500)
4	Copper	Mar. 2017	261,850	263,300	1,450
8	LME Nickel	Dec. 2016	487,848	538,092	50,244
7	LME Nickel	Jan. 2017	476,469	471,481	(4,988)
11	LME PRI Aluminum	Jan. 2017	472,762	475,475	2,713
3	LME PRI Aluminum	Dec. 2016	125,681	129,994	4,313
4	LME Zinc	Jan. 2017	277,350	269,700	(7,650)
1	Mini Gold	Feb. 2017	38,013	37,565	(448)
2	Silver	Mar. 2017	165,550	164,820	(730)
6	Soybean	Jan. 2017	297,535	309,675	12,140
18	Sugar #11 (World)	Mar. 2017	458,338	399,370	(58,968)

					(15,424)

	Short Positions:
6	Corn	Mar. 2017	107,175	104,550	2,625
3	Cotton No. 2	Mar. 2017	105,274	107,370	(2,096)
1	E-Mini Crude Oil	Feb. 2017	23,125	25,175	(2,050)
3	Gasoline RBOB	Jan. 2017	173,988	186,795	(12,807)
16	Lean Hogs	Feb. 2017	354,440	353,440	1,000
1	Live Cattle	Feb. 2017	43,870	44,780	(910)
8	LME Nickel	Dec. 2016	542,814	538,092	4,722
3	LME PRI Aluminum	Dec. 2016	130,106	129,994	112
16	Natural Gas	Jan. 2017	491,423	536,320	(44,897)
19	No. 2 Soft Red Winter Wheat	Mar. 2017	406,363	382,613	23,750
7	NY Harbor ULSD	Jan. 2017	453,201	463,432	(10,231)
7	Soybean Oil	Jan. 2017	153,804	155,358	(1,554)
7	WTI Crude	Jan. 2017	315,280	346,080	(30,800)

					(73,136)

					$(88,560)

U.S. Treasury Obligations with a combined market value of $3,249,718 have been segregated with Morgan Stanley to cover requirements for open futures contracts at November 30, 2016.

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at November 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 12/21/16	Morgan Stanley	AUD	2,750	$2,096,017	$2,029,580	$(66,437)
Expiring 12/21/16	Morgan Stanley	AUD	100	75,339	73,803	(1,536)
British Pound,
Expiring 12/21/16	Morgan Stanley	GBP	350	437,845	438,253	408
Expiring 12/21/16	Morgan Stanley	GBP	100	122,111	125,215	3,104
Expiring 12/21/16	Morgan Stanley	GBP	50	64,925	62,608	(2,317)
Expiring 03/15/17	Morgan Stanley	GBP	1,850	2,319,737	2,320,811	1,074
Canadian Dollar,
Expiring 12/21/16	Morgan Stanley	CAD	3,600	2,790,073	2,680,659	(109,414)
Expiring 03/15/17	Morgan Stanley	CAD	1,350	1,004,626	1,006,255	1,629
Euro, Expiring 12/21/16	Morgan Stanley	EUR	550	608,386	583,664	(24,722)
Expiring 12/21/16	Morgan Stanley	EUR	250	280,406	265,302	(15,104)
Expiring 12/21/16	Morgan Stanley	EUR	200	227,747	212,242	(15,505)
Expiring 12/21/16	Morgan Stanley	EUR	100	112,759	106,121	(6,638)
Japanese Yen, Expiring 12/21/16	Morgan Stanley	JPY	100,000	886,870	875,343	(11,527)
Expiring 12/21/16	Morgan Stanley	JPY	20,000	197,436	175,068	(22,368)
Expiring 12/21/16	Morgan Stanley	JPY	5,000	49,053	43,767	(5,286)
New Zealand Dollar,
Expiring 12/21/16	Morgan Stanley	NZD	5,400	3,937,907	3,821,459	(116,448)
Expiring 03/15/17	Morgan Stanley	NZD	4,200	2,973,813	2,964,459	(9,354)
Norwegian Krone,
Expiring 12/21/16	Morgan Stanley	NOK	11,250	1,368,463	1,321,569	(46,894)
Expiring 12/21/16	Morgan Stanley	NOK	7,000	816,848	822,309	5,461
Expiring 12/21/16	Morgan Stanley	NOK	1,750	211,068	205,577	(5,491)
Expiring 03/15/17	Morgan Stanley	NOK	6,750	788,091	793,291	5,200
Swedish Krona, Expiring 12/21/16	Morgan Stanley	SEK	31,500	3,422,230	3,420,638	(1,592)
Expiring 12/21/16	Morgan Stanley	SEK	2,750	322,102	298,627	(23,475)
Expiring 12/21/16	Morgan Stanley	SEK	1,000	118,159	108,592	(9,567)
Swiss Franc, Expiring 12/21/16	Morgan Stanley	CHF	2,800	2,761,390	2,758,840	(2,550)
Expiring 12/21/16	Morgan Stanley	CHF	350	359,010	344,855	(14,155)
Expiring 12/21/16	Morgan Stanley	CHF	200	206,698	197,060	(9,638)

				$28,559,109	$28,055,967	$(503,142)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	Morgan Stanley	AUD	1,950	$1,453,298	$1,439,157	$14,141
Expiring 12/21/16	Morgan Stanley	AUD	700	527,514	516,620	10,894
Expiring 12/21/16	Morgan Stanley	AUD	200	149,956	147,606	2,350
Expiring 03/15/17	Morgan Stanley	AUD	850	632,223	626,108	6,115
British Pound, Expiring 12/21/16	Morgan Stanley	GBP	500	660,953	626,076	34,877
Canadian Dollar, Expiring 12/21/16	Morgan Stanley	CAD	2,050	1,523,850	1,526,486	(2,636)
Expiring 12/21/16	Morgan Stanley	CAD	1,000	755,099	744,628	10,471
Expiring 12/21/16	Morgan Stanley	CAD	450	340,198	335,082	5,116
Expiring 12/21/16	Morgan Stanley	CAD	100	76,149	74,463	1,686

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 12/21/16	Morgan Stanley	EUR	1,100	$1,166,523	$1,167,328	$(805)
Expiring 03/15/17	Morgan Stanley	EUR	1,600	1,704,472	1,704,830	(358)
Japanese Yen,
Expiring 12/21/16	Morgan Stanley	JPY	105,000	1,015,286	919,110	96,176
Expiring 12/21/16	Morgan Stanley	JPY	20,000	200,805	175,068	25,737
Expiring 03/15/17	Morgan Stanley	JPY	65,000	579,186	571,193	7,993
New Zealand Dollar, Expiring 12/21/16	Morgan Stanley	NZD	3,800	2,697,473	2,689,175	8,298
Expiring 12/21/16	Morgan Stanley	NZD	800	583,817	566,142	17,675
Expiring 12/21/16	Morgan Stanley	NZD	600	422,508	424,607	(2,099)
Expiring 12/21/16	Morgan Stanley	NZD	200	145,498	141,535	3,963
Norwegian Krone, Expiring 12/21/16	Morgan Stanley	NOK	19,750	2,410,890	2,320,087	90,803
Expiring 12/21/16	Morgan Stanley	NOK	250	30,391	29,368	1,023
Swedish Krona,
Expiring 12/21/16	Morgan Stanley	SEK	29,250	3,523,803	3,176,307	347,496
Expiring 12/21/16	Morgan Stanley	SEK	6,000	681,557	651,550	30,007
Expiring 03/15/17	Morgan Stanley	SEK	26,000	2,838,889	2,836,181	2,708
Swiss Franc,
Expiring 12/21/16	Morgan Stanley	CHF	2,850	2,985,468	2,808,105	177,363
Expiring 12/21/16	Morgan Stanley	CHF	500	507,776	492,651	15,125
Expiring 03/15/17	Morgan Stanley	CHF	3,200	3,174,097	3,169,444	4,653

				$30,787,679	$29,878,907	908,772

						$405,630

Total return swap agreements outstanding at November 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreements:
Credit Suisse First Boston Corp.	12/14/16	BRL	(2,816)	Pay or received based on the market value fluctuation of the Bovespa Index Futures	$3,459	$—	$3,459
Credit Suisse First Boston Corp.	12/09/16	KRW	772,950	Pay or received based on the market value fluctuation of the KOSPI 200 Index Futures	(8,982)	—	(8,982)
Credit Suisse First Boston Corp.	12/16/16	CHF	(1,374)	Pay or received based on the market value fluctuation of the Swiss Market Index Futures	34,091	—	34,091

					$28,568	$—	$28,568

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,348,146	$—
Affiliated Mutual Fund	3,290,142	—	—
Other Financial Instruments*
Financial Futures Contracts	437,463	—	—
Commodity Futures Contracts	(88,560)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	405,630	—
OTC Total Return Swap Agreements	—	28,568	—

Total	$3,639,045	$21,782,344	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of November 30, 2016 categorized by risk exposure:

Derivative Fair Value at 11/30/16
Equity contracts	$388,849
Foreign exchange contracts	405,630
Interest rate contracts	77,182
Commodity contracts	(88,560)

Total	$783,101

Prudential QMA Strategic Value Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.1%
Aerospace & Defense — 0.3%
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	19,400	$1,130,050

Air Freight & Logistics — 0.8%
FedEx Corp.	15,400	2,951,718

Airlines — 2.6%
Delta Air Lines, Inc.	42,000	2,023,560
JetBlue Airways Corp.*	36,300	729,267
Southwest Airlines Co.	56,900	2,652,109
Spirit Airlines, Inc.*	4,100	227,960
United Continental Holdings, Inc.*	64,800	4,467,960

		10,100,856

Auto Components — 0.7%
Lear Corp.	20,500	2,654,955

Automobiles — 2.4%
Ford Motor Co.	360,800	4,315,168
General Motors Co.	145,300	5,017,209

		9,332,377

Banks — 17.0%
Bank of America Corp.	540,705	11,419,690
BB&T Corp.	60,700	2,746,675
Citigroup, Inc.	167,993	9,473,125
Citizens Financial Group, Inc.	54,100	1,812,891
East West Bancorp, Inc.	11,500	550,620
Fifth Third Bancorp	116,820	3,039,656
JPMorgan Chase & Co.	174,900	14,021,733
KeyCorp	77,800	1,346,718
M&T Bank Corp.	1,700	244,698
PNC Financial Services Group, Inc. (The)	49,700	5,493,838
Regions Financial Corp.	168,100	2,276,074
SunTrust Banks, Inc.	82,600	4,291,070
U.S. Bancorp	1,200	59,544
Wells Fargo & Co.	161,499	8,546,527

		65,322,859

Building Products — 0.7%
Owens Corning	47,400	2,435,412
USG Corp.*	7,600	217,664

		2,653,076

Capital Markets — 6.0%
Bank of New York Mellon Corp. (The)	104,500	4,955,390
Franklin Resources, Inc.	17,300	679,198
Goldman Sachs Group, Inc. (The)	30,700	6,732,203
Lazard Ltd. (Class A Stock)	5,400	209,790
Morgan Stanley	139,060	5,751,522
State Street Corp.	59,500	4,688,600

		23,016,703

Chemicals — 1.4%
Cabot Corp.	20,800	1,059,344
Celanese Corp. Series A	5,300	420,396
Dow Chemical Co. (The)	38,000	2,117,360
Eastman Chemical Co.	16,000	1,201,920
Westlake Chemical Corp.	10,000	591,700

		5,390,720

Communications Equipment — 1.0%
Cisco Systems, Inc.	125,500	3,742,410

Construction & Engineering — 0.5%
AECOM*	30,000	1,090,500
Chicago Bridge & Iron Co. NV	23,900	800,889

		1,891,389

Consumer Finance — 4.0%
Ally Financial, Inc.	111,000	2,155,620
American Express Co.	33,700	2,427,748
Capital One Financial Corp.	49,300	4,143,172
Discover Financial Services	29,600	2,005,992
Navient Corp.	76,400	1,316,372
Synchrony Financial	92,400	3,193,344

		15,242,248

Containers & Packaging — 1.2%
International Paper Co.	19,200	935,424
WestRock Co.	74,700	3,824,640

		4,760,064

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc. (Class B Stock)*	46,300	7,289,472
Voya Financial, Inc.	78,890	3,066,454

		10,355,926

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	254,239	9,821,253
CenturyLink, Inc.(a)	63,900	1,502,928
Verizon Communications, Inc.	53,200	2,654,680

		13,978,861

Electric Utilities — 5.2%
American Electric Power Co., Inc.	44,500	2,627,725
Duke Energy Corp.	60,600	4,470,462
Entergy Corp.	17,300	1,189,029
Exelon Corp.	127,300	4,138,523
FirstEnergy Corp.	99,700	3,119,613
Great Plains Energy, Inc.	107,400	2,834,286
PPL Corp.	24,000	803,040
Southern Co. (The)	12,200	571,204

		19,753,882

Electrical Equipment — 0.5%
Regal Beloit Corp.	26,700	1,946,430

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	41,900	2,860,513
Jabil Circuit, Inc.	84,700	1,791,405

		4,651,918

Energy Equipment & Services — 3.1%
Diamond Offshore Drilling, Inc.*(a)	89,900	1,623,594
Dril-Quip, Inc.*	35,600	2,013,180
Ensco PLC (Class A Stock)	195,600	1,889,496
Noble Corp. PLC(a)	117,400	730,228

Oceaneering International, Inc.	25,600	682,240
Rowan Cos. PLC (Class A Stock)*	53,600	955,152
Schlumberger Ltd.	25,800	2,168,490
Transocean Ltd.*(a)	149,800	1,932,420

		11,994,800

Equity Real Estate Investment Trusts (REITs) — 0.3%
Hospitality Properties Trust	20,400	591,498
Omega Healthcare Investors, Inc.	7,100	209,166
Senior Housing Properties Trust	18,700	337,722

		1,138,386

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	89,200	6,282,356

Health Care Equipment & Supplies — 0.2%
Medtronic PLC	11,100	810,411

Health Care Providers & Services — 3.0%
Aetna, Inc.	1,300	170,092
Anthem, Inc.	27,700	3,948,081
Brookdale Senior Living, Inc.*	180,500	2,099,215
Express Scripts Holding Co.*	40,200	3,050,376
LifePoint Hospitals, Inc.*	42,900	2,357,355

		11,625,119

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	59,600	3,064,036
Norwegian Cruise Line Holdings Ltd.*	3,000	119,430
Royal Caribbean Cruises Ltd.	18,200	1,473,654

		4,657,120

Household Durables — 0.5%
Lennar Corp. (Class A Stock)	39,800	1,693,092

Household Products — 1.2%
Procter & Gamble Co. (The)	55,900	4,609,514

Independent Power & Renewable Electricity Producers
AES Corp.	9,800	112,210

Industrial Conglomerates — 1.3%
General Electric Co.	162,700	5,004,652

Insurance — 6.5%
Aflac, Inc.	26,400	1,884,432
Allstate Corp. (The)	35,600	2,489,152
American Financial Group, Inc.	12,800	1,052,544
Aspen Insurance Holdings Ltd. (Bermuda)	24,400	1,243,180
Axis Capital Holdings Ltd.	25,400	1,549,654
Chubb Ltd.	24,400	3,123,200
Everest Re Group Ltd.	1,600	336,880
First American Financial Corp.	15,000	566,100
Hanover Insurance Group, Inc. (The)	18,700	1,619,233
Hartford Financial Services Group, Inc. (The)	47,100	2,219,352
Lincoln National Corp.	36,500	2,339,650
Loews Corp.	22,900	1,022,485
Principal Financial Group, Inc.	40,100	2,313,369
Reinsurance Group of America, Inc.	10,000	1,220,500
Travelers Cos., Inc. (The)	14,700	1,666,245
Validus Holdings Ltd.	1,600	86,944

		24,732,920

IT Services — 0.3%
Xerox Corp.	124,600	1,165,010

Leisure Products
Brunswick Corp.	2,000	100,240

Machinery — 1.3%
Allison Transmission Holdings, Inc.	44,600	1,479,382
Deere & Co.(a)	11,700	1,172,340
PACCAR, Inc.	26,600	1,653,190
Trinity Industries, Inc.	24,000	666,960

		4,971,872

Media — 0.3%
Discovery Communications, Inc. (Class A Stock)*	8,900	241,101
Discovery Communications, Inc. (Class C Stock)*	8,300	219,452
TEGNA, Inc.	28,600	641,498

		1,102,051

Metals & Mining — 0.8%
Reliance Steel & Aluminum Co.	38,200	3,098,020

Mortgage Real Estate Investment Trusts (REITs) — 2.4%
AGNC Investment Corp.	145,600	2,716,896
Annaly Capital Management, Inc.	209,900	2,145,178
Chimera Investment Corp.	123,200	2,089,472
MFA Financial, Inc.	39,900	312,018
Starwood Property Trust, Inc.	48,000	1,078,560
Two Harbors Investment Corp.	78,100	677,127

		9,019,251

Multi-Utilities — 1.3%
DTE Energy Co.	16,700	1,554,603
Public Service Enterprise Group, Inc.	86,900	3,589,839

		5,144,442

Multiline Retail — 1.7%
Dillard’s, Inc. (Class A Stock)	11,300	808,063
Kohl’s Corp.	24,100	1,297,303
Macy’s, Inc.	38,000	1,603,600
Target Corp.	35,500	2,742,020

		6,450,986

Oil, Gas & Consumable Fuels — 8.6%
Antero Resources Corp.*	58,900	1,442,461
Chevron Corp.	49,200	5,488,752
ConocoPhillips	2,700	131,004
Devon Energy Corp.	36,800	1,778,544
Exxon Mobil Corp.	125,300	10,938,690
Marathon Petroleum Corp.	57,700	2,713,054
Newfield Exploration Co.*	9,800	443,156
Noble Energy, Inc.	8,900	339,624
QEP Resources, Inc.*	113,400	2,229,444
Rice Energy, Inc.*	23,500	572,225
SM Energy Co.	7,500	298,950
Tesoro Corp.	25,900	2,106,965
Valero Energy Corp.	45,200	2,782,512
World Fuel Services Corp.	38,800	1,725,048

		32,990,429

Paper & Forest Products — 0.7%
Domtar Corp.	67,100	2,635,017

Pharmaceuticals — 3.5%
Johnson & Johnson	54,200	6,032,460
Mallinckrodt PLC*	29,000	1,528,300
Merck & Co., Inc.	39,600	2,423,124
Pfizer, Inc.	107,156	3,443,994

		13,427,878

Professional Services — 0.1%
ManpowerGroup, Inc.	6,000	512,460

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	222,700	7,727,690

Software — 0.1%
Oracle Corp.	8,800	353,672

Specialty Retail — 1.7%
Best Buy Co., Inc.	42,000	1,919,400
GameStop Corp. (Class A Stock)	54,400	1,343,136
Penske Automotive Group, Inc.(a)	31,900	1,592,129
Staples, Inc.	171,300	1,656,471

		6,511,136

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	20,700	2,287,764
HP, Inc.	135,900	2,092,860
NCR Corp.*	29,000	1,123,750

		5,504,374

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	20,700	2,192,958

Tobacco — 0.3%
Philip Morris International, Inc.	14,100	1,244,748

Trading Companies & Distributors — 1.2%
Air Lease Corp.	63,700	2,284,282
WESCO International, Inc.*	32,400	2,199,960

		4,484,242

TOTAL COMMON STOCKS (cost $319,930,624)		380,173,498

EXCHANGE TRADED FUND — 0.3%
iShares Russell 1000 Value ETF (cost $994,315)	9,800	1,077,118

TOTAL LONG-TERM INVESTMENTS (cost $320,924,939)		381,250,616

SHORT-TERM INVESTMENTS — 1.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	1,257,481	1,257,481
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,767,640; includes $5,764,038 of cash collateral for securities on loan)(b)(c)	5,767,378	5,769,108

TOTAL SHORT-TERM INVESTMENTS (cost $7,025,121)		7,026,589

TOTAL INVESTMENTS — 101.2% (cost $327,950,060)(d)		388,277,205
Liabilities in excess of other assets — (1.2)%		(4,578,742)

NET ASSETS — 100.0%		$383,698,463

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ETF	Exchange Traded Fund
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $5,636,636; cash collateral of $5,764,038 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$331,883,857

Appreciation	60,478,893
Depreciation	(4,085,545)

Net Unrealized Appreciation	$56,393,348

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,130,050	$—	$—
Air Freight & Logistics	2,951,718	—	—
Airlines	10,100,856	—	—
Auto Components	2,654,955	—	—
Automobiles	9,332,377	—	—
Banks	65,322,859	—	—
Building Products	2,653,076	—	—
Capital Markets	23,016,703	—	—
Chemicals	5,390,720	—	—

Communications Equipment	3,742,410	—	—
Construction & Engineering	1,891,389	—	—
Consumer Finance	15,242,248	—	—
Containers & Packaging	4,760,064	—	—
Diversified Financial Services	10,355,926	—	—
Diversified Telecommunication Services	13,978,861	—	—
Electric Utilities	19,753,882	—	—
Electrical Equipment	1,946,430	—	—
Electronic Equipment, Instruments & Components	4,651,918	—	—
Energy Equipment & Services	11,994,800	—	—
Equity Real Estate Investment Trusts (REITs)	1,138,386	—	—
Food & Staples Retailing	6,282,356	—	—
Health Care Equipment & Supplies	810,411	—	—
Health Care Providers & Services	11,625,119	—	—
Hotels, Restaurants & Leisure	4,657,120	—	—
Household Durables	1,693,092	—	—
Household Products	4,609,514	—	—
Independent Power & Renewable Electricity Producers	112,210	—	—
Industrial Conglomerates	5,004,652	—	—
Insurance	24,732,920	—	—
IT Services	1,165,010	—	—
Leisure Products	100,240	—	—
Machinery	4,971,872	—	—
Media	1,102,051	—	—
Metals & Mining	3,098,020	—	—
Mortgage Real Estate Investment Trusts (REITs)	9,019,251	—	—
Multi-Utilities	5,144,442	—	—
Multiline Retail	6,450,986	—	—
Oil, Gas & Consumable Fuels	32,990,429	—	—
Paper & Forest Products	2,635,017	—	—
Pharmaceuticals	13,427,878	—	—
Professional Services	512,460	—	—
Semiconductors & Semiconductor Equipment	7,727,690	—	—
Software	353,672	—	—
Specialty Retail	6,511,136	—	—
Technology Hardware, Storage & Peripherals	5,504,374	—	—
Textiles, Apparel & Luxury Goods	2,192,958	—	—
Tobacco	1,244,748	—	—
Trading Companies & Distributors	4,484,242	—	—
Exchange Traded Fund	1,077,118	—	—
Affiliated Mutual Funds	7,026,589	—	—

Total	$388,277,205	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Prudential Unconstrained Bond Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 82.3%
ASSET-BACKED SECURITIES — 13.7%
Collateralized Loan Obligations — 6.5%
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A^	2.468	%(c)	01/24/29		250	$249,475
Griffith Park CLO DAC (Ireland), Series 1A, Class A2B, 144A	2.150%		10/15/29	EUR	500	531,127
Madison Park Funding VIII Ltd. (Cayman Islands), Series 2012-8A, Class BR, 144A	3.082	%(d)	04/22/22		500	502,521
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		500	500,902

						1,784,025

Non-Residential Mortgage-Backed Securities — 2.7%
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25		500	492,556
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21		250	248,919

						741,475

Residential Mortgage-Backed Securities — 4.5%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31		381	379,961
Credit Suisse Mortgage Trust, Series 16-RPL1, Class A1, 144A^	3.742	%(d)	12/26/46		470	468,825
New Century Home Equity Loan Trust, Series 2003-6, Class M1,	1.672	%(d)	01/25/34		151	141,511
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46		238	238,039

						1,228,336

TOTAL ASSET-BACKED SECURITIES (cost $3,750,739)						3,753,836

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.729	%(d)	08/14/36		250	210,619
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(d)	12/11/49		500	501,905
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM	5.900	%(d)	12/10/49		310	315,557
COBALT Commercial Mortgage Trust, Series 2006-C1, Class AM	5.254%		08/15/48		67	67,423
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.503	%(d)	03/25/26		2,321	230,348
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM	5.290	%(d)	11/10/45		169	169,026

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,523,603)						1,494,878

CORPORATE BONDS — 42.9%
Advertising — 0.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22		125	103,438

Auto Manufacturer — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28		70	82,879

Auto Parts & Equipment — 0.4%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	100	109,959

Banks — 4.8%
Bank of America Corp., Jr. Sub. Notes	6.100	%(d)	12/29/49		110	110,000
Bank of America Corp., Jr. Sub. Notes	8.125	%(d)	12/29/49		130	132,437
Citigroup, Inc., Jr. Sub. Notes	5.950	%(d)	12/29/49		235	236,175
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(d)	12/29/49		130	131,138
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375	%(d)	04/30/22		100	100,338
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(d)	12/29/49		120	119,460
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(d)	12/29/49		125	127,656
Morgan Stanley, Jr. Sub. Notes	5.450	%(d)	07/29/49		250	245,000
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(d)	03/29/49		119	122,749

						1,324,953

Building Materials — 0.3%
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		75	78,188

Chemicals — 1.8%
Blue Cube Spinco, Inc., Gtd. Notes	9.750%		10/15/23		115	135,125
Hexion, Inc., Sr. Sec’d. Notes	10.000%		04/15/20		125	121,875
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(b)	7.500%		02/15/19		250	238,750

						495,750

Commercial Services — 1.5%
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%		10/01/24		25	24,750
Laureate Education, Inc., Gtd. Notes, 144A	10.000%		09/01/19		300	288,375
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		25	24,995
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26		25	25,500
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		47	49,702

						413,322

Computers — 0.4%
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23		100	108,000

Electric — 2.9%
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24		130	124,150
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A (original cost $112,975; purchased 6/10/16)(b)(c)	5.125%		06/15/21	EUR	100	110,193
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		125	128,437
Dynegy, Inc., Gtd. Notes	7.625%		11/01/24		275	253,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%		10/15/20		250	166,250
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21		12	12,450

						794,480

Engineering & Construction — 0.7%
AECOM, Gtd. Notes	5.750%		10/15/22		175	183,312

Entertainment — 2.2%
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	7.000%		02/28/42	GBP	100	132,059
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%		11/01/23		175	182,878
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%		05/01/24		100	99,750
Scientific Games International, Inc., Gtd. Notes	6.625%		05/15/21		75	60,375
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		125	117,188

						592,250

Environmental Control — 0.9%
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20		250	255,625

Food — 2.4%
JBS USA LLC, Sr. Unsec’d. Notes, RegS (original cost $216,300; purchased 02/02/16)(b)(e)	5.750%	06/15/25		280	274,400
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		75	78,187
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21		300	297,000

					649,587

Healthcare-Products — 0.5%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostic SA, Sr. Unsec’d. Notes, 144A	6.625%	05/15/22		150	125,250

Healthcare-Services — 3.6%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23		75	73,875
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22		225	150,047
HCA, Inc., Gtd. Notes	5.375%	02/01/25		375	367,031
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		175	166,687
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $135,698; purchased 07/24/15)(b)(e)	6.250%	07/01/22	EUR	125	142,749
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		100	93,750

					994,139

Home Builders — 2.4%
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21		150	151,500
KB Home, Gtd. Notes	7.250%	06/15/18		150	158,625
Lennar Corp., Gtd. Notes	4.750%	05/30/25		150	143,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21		100	102,250
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		100	103,750

					659,750

Household Products — 0.4%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	100	106,404

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26		15	15,619

Leisure Time — 0.4%
Viking Cruises Ltd. Sr. Unsec’d. Notes, 144A(b)	6.250%	05/15/25		100	90,250
Viking Cruises Ltd. Sr. Unsec’d. Notes, 144A(b)	8.500%	10/15/22		25	25,500

					115,750

Lodging — 1.5%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22		125	123,750
MGM Resorts International, Gtd. Notes	8.625%	02/01/19		250	277,500

					401,250

Media — 2.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		200	208,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26		75	75,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24		50	52,937

Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25		200	214,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		15	16,740
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45		15	16,853
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%	10/23/55		5	5,643
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		100	98,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26		75	74,437
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		25	24,880

					787,240

Mining — 1.9%
Arconic, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24		100	102,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20		125	133,250
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22		150	150,750
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		150	143,112

					529,112

Miscellaneous Manufacturing — 0.7%
Amsted Industries, Inc., Gtd. Notes, 144A(b)	5.000%	03/15/22		200	198,000

Oil & Gas — 0.5%
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23		125	125,313

Packaging & Containers — 0.1%
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19		50	41,000

Pharmaceuticals — 2.3%
Endo Ltd./Endo Finance LLC./Endo Finco, Inc., Gtd. Notes, 144A	6.500%	02/01/25		200	170,750
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22		125	128,750
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%	11/01/24		125	126,725
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23		100	74,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20		135	114,750

					615,475

Retail — 0.4%
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22		100	100,250

Semiconductors — 1.1%
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23		125	123,437
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24		100	97,761
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26		75	73,125

					294,323

Software — 2.5%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21		300	270,000
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		200	209,376
Quintiles IMS, Inc., Sr. Unsec’d. Notes, 144A	3.500%	10/15/24	EUR	200	214,446

					693,822

Telecommunications — 2.3%
Avaya, Inc., Sec’d. Notes, 144A	10.500%		03/01/21	150	67,875
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%		06/01/21	250	86,562
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000%		11/15/18	225	247,219
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18	200	215,500

					617,156

Transportation — 0.3%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875%		07/31/23	100	96,000

TOTAL CORPORATE BONDS (cost $11,655,458)					11,707,596

FOREIGN GOVERNMENT BONDS — 1.3%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21	150	156,375
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21	100	108,420
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	100	102,513

TOTAL FOREIGN GOVERNMENT BONDS (cost $365,381)					367,308

NON-CORPORATE FOREIGN AGENCIES — 2.1%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	100	108,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	9.125%		07/02/18	100	108,250
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20	100	112,969
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21	70	75,075
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21	150	165,375

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $565,631)					569,669

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 15.5%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250%		05/25/36	193	136,330
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2(f)	5.834	%(d)	10/25/23	520	572,789
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3(f)	5.134	%(d)	10/25/24	250	264,539
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(f)	3.884	%(d)	10/25/27	500	516,159
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-7, Class A, 144A^	2.527	%(d)	07/01/20	788	781,845
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-8, Class A2, 144A	4.033	%(d)	08/01/20	1,000	988,069
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-1, Class A1, 144A	2.533	%(d)	01/01/21	456	447,930
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A^	2.533	%(d)	09/01/21	196	193,117
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.546	%(d)	11/01/21	250	247,225
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-6, Class A, 144A^	2.534	%(d)	11/01/21	100	98,548

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,188,411)				4,246,551

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bonds (cost $127,105)	2.250%	08/15/46	150	126,938

			Shares
COMMON STOCK — 0.2%
Oil, Gas & Consumable Fuels
Pacific Exploration And Production Corp. (Colombia)* (cost $39,108)			1,047	40,919

PREFERRED STOCK — 0.6%
Independent Power & Renewable Electricity Producers
Dynegy, Inc. Series A, 5.375%(b) (cost $223,000)			5,000	166,250

TOTAL LONG-TERM INVESTMENTS (cost $22,438,436)				22,473,945

SHORT-TERM INVESTMENTS — 10.6%
AFFILIATED MUTUAL FUND — 8.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,389,211)(g)			2,389,211	2,389,211

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
5 Year U.S. Treasury Notes, expiring 12/23/16 Strike Price $119.00			44	3,094
CBOE Volatility Index, expiring 01/18/17 Strike Price $18.00		Citigroup Global Markets	13	18,125

TOTAL OPTIONS PURCHASED (cost $30,580)				21,219

			Principal Amount (000)#
REPURCHASE AGREEMENT(i) — 1.8%
Bank of America Corp., 3.2587%, dated 11/18/16, due 02/18/17 in the amount of $504,300(b) (cost $500,000)			500	500,000

TOTAL SHORT-TERM INVESTMENTS (cost $2,919,791)				2,910,430

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 92.9% (cost $25,358,227)(j)			25,384,375

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
CBOE Volatility Index expiring 01/18/17 Strike Price $22.00	Citigroup Global Markets	13	(10,000)
5 Year U.S. Treasury Notes expiring 12/23/16 Strike Price $120.00		44	(344)

TOTAL OPTIONS WRITTEN (premiums received $12,415)			(10,344)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 92.9% (cost $25,345,812)			25,374,031
Other assets in excess of liabilities(k) — 7.1%			1,948,294

NET ASSETS — 100.0%			$27,322,325

The following abbreviations are used in quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
CAS	Connecticut Avenue Securities
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
CMM	Constant Maturity Mortgage
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel

MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,794,873 and 6.6% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Rates shown are the effective yields at purchase date.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2016.
(e)	Indicates a restricted security, the aggregate original cost of the restricted securities is $464,973. The aggregate value of $527,342 is approximately 1.9% of net assets.
(f)	Represents CAS issued by Fannie Mae or STACR securities issued by Freddie Mac.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(i)	The aggregate value of Repurchase agreement is $500,000. Repurchase agreement is collateralized by Asset-Backed security (coupon rate 5.00%, maturity date 11/26/2046) which the aggregate value, including accrued interest, of $700,000. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(j)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$25,419,102

Appreciation	558,336
Depreciation	(593,063)

Net Unrealized Depreciation	$(34,727)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at November 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
9	90 Day Sterling	Dec. 2016	$1,402,084	$1,402,045	$(39)
13	5 Year U.S. Treasury Notes	Mar. 2017	1,537,907	1,531,970	(5,937)
13	10 Year U.S. Treasury Notes	Mar. 2017	1,623,783	1,618,705	(5,078)
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	808,450	807,032	(1,418)

					(12,472)

	Short Positions:
22	2 Year U.S. Treasury Notes	Mar. 2017	4,768,843	4,769,875	(1,032)
2	20 Year U.S. Treasury Bonds	Mar. 2017	302,891	302,563	328

					(704)

					$(13,176)

Cash of $130,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at November 30, 2016.

Forward foreign currency exchange contracts outstanding at November 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Mexican Peso, Expiring 01/24/17	Goldman Sachs & Co.	MXN	66	$3,522	$3,195	$(327)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound, Expiring 01/27/17	UBS AG	GBP	100	$121,560	$125,329	$(3,769)
Euro, Expiring 01/27/17	Toronto Dominion	EUR	1,166	1,274,287	1,239,418	34,869

				$1,395,847	$1,364,747	31,100

						$30,773

Forward rate agreements outstanding at November 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
1,200	12/07/16	1.600%	7 Year CMT(2)^	$(6,937)	$—	$(6,937)	Citigroup Global Markets
1,200	12/07/16	2.860%	CMM 102(2)^	6,310	—	6,310	Citigroup Global Markets

				$(627)	$—	$(627)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at November 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	60	10/26/18	1.765%		3 Month BBSW(1)	$—	$101	$101
AUD	90	10/27/18	1.793%		3 Month BBSW(1)	—	120	120
AUD	395	11/29/18	1.900%		3 Month BBSW(1)	1	4	3
AUD	50	10/26/21	2.115%		6 Month BBSW(2)	—	(631)	(631)
AUD	70	10/27/21	2.125%		6 Month BBSW(2)	—	(857)	(857)
AUD	95	10/27/21	2.173%		6 Month BBSW(2)	(19)	(1,003)	(984)
AUD	465	11/29/21	2.458%		6 Month BBSW(2)	(7)	(547)	(540)
AUD	10	10/26/26	2.365%		6 Month BBSW(1)	—	312	312
AUD	20	10/27/26	2.355%		6 Month BBSW(1)	—	639	639
AUD	85	11/29/26	2.823%		6 Month BBSW(1)	1	164	163
CAD	190	10/26/18	0.904%		3 Month Canadian Bankers Acceptance(2)	2	(263)	(265)
EUR	80	03/02/21	(0.318%	)	1 Day EONIA(1)	—	312	312
EUR	165	10/06/21	(0.385%	)	1 Day EONIA(1)	—	1,836	1,836
EUR	100	08/04/24	1.054%		1 Day EONIA(1)	(4,556)	(7,759)	(3,203)
EUR	150	02/23/26	0.324%		1 Day EONIA(1)	(4,893)	(144)	4,749
EUR	275	10/06/26	0.061%		1 Day EONIA(1)	—	10,752	10,752

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	2,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(4)	(8,463)	(8,459)
NOK	620	11/01/26	1.650%	6 Month NIBOR(2)	—	(1,853)	(1,853)
NZD	95	11/01/26	2.835%	3 Month BBR(2)	—	(2,383)	(2,383)
PLN	560	10/27/21	2.050%	6 Month WIBOR(2)	(49)	(1,656)	(1,607)
SEK	300	10/27/26	0.700%	3 Month STIBOR(2)	—	(1,053)	(1,053)
	5,930	12/14/16	0.414%	1 Day USOIS(1)	—	(14)	(14)
	2,765	02/18/17	0.466%	1 Day USOIS(1)	—	326	326
	2,500	08/05/17	0.900%	3 Month LIBOR(1)	—	(3,763)	(3,763)
	4,080	09/09/17	0.539%	1 Day USOIS(1)	553	4,138	3,585
	1,350	10/21/17	0.590%	1 Day USOIS(1)	—	1,431	1,431
	1,350	11/01/17	0.639%	1 Day USOIS(1)	—	946	946
	2,690	11/14/17	0.675%	1 Day USOIS(1)	(245)	1,390	1,635
	3,100	11/19/17	0.942%	3 Month LIBOR(1)	—	4,454	4,454
	1,345	11/22/17	0.716%	1 Day USOIS(1)	—	293	293
	2,000	08/05/18	1.205%	3 Month LIBOR(1)	—	(5,263)	(5,263)
	1,350	11/17/18	1.080%	1 Day USOIS(1)	—	1,166	1,166
	2,025	11/18/18	0.911%	1 Day USOIS(1)	(116)	1,512	1,628
	1,700	11/18/18	1.207%	3 Month LIBOR(1)	—	3,300	3,300
	890	11/22/18	1.297%	3 Month LIBOR(1)	—	252	252
	2,000	08/05/20	1.655%	3 Month LIBOR(1)	—	(11,529)	(11,529)
	1,500	11/06/20	1.572%	3 Month LIBOR(1)	—	4,555	4,555
	720	11/22/21	1.792%	3 Month LIBOR(2)	—	(158)	(158)
	2,950	08/05/22	1.958%	3 Month LIBOR(1)	(788)	(29,704)	(28,916)
	850	08/05/25	2.234%	3 Month LIBOR(1)	—	(13,314)	(13,314)
	180	11/06/25	2.116%	3 Month LIBOR(1)	—	186	186
	190	11/22/26	2.198%	3 Month LIBOR(1)	—	(100)	(100)
	90	07/21/45	2.880%	3 Month LIBOR(1)	—	(8,933)	(8,933)
	45	09/27/46	1.380%	1 Day USOIS(1)	—	7,118	7,118

					$(10,120)	$(54,083)	$(43,963)

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
ILS	120	10/27/26	1.640%	3 Month TELBOR(2)	$(1,101)	$(11)	$(1,090)	Citigroup Global Markets
MXN	7,400	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	(23,998)	(2,231)	(21,767)	Citigroup Global Markets

					$(25,099)	$(2,242)	$(22,857)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at November 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1):
Ameriquest Home Equity^	12/29/16	1.500%	250	$—	$—	$—	Goldman Sachs & Co.
Ameriquest Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Ameriquest Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Ameriquest Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Ameriquest Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1) (cont’d.):
Ameriquest Home Equity^	12/29/16	1.500%	250	$—	$—	$—	Goldman Sachs & Co.
Ameriquest Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Ameriquest Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Bank of America Prime Mortgage^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Chase Mortgage^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Chase Mortgage^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Chase Mortgage^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Commercial Mortgage Pass-Through Certificates^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Countrywide Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Countrywide Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Countrywide Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1) (cont’d.):
GS Mortgage Securities Trust^	12/22/16	1.500%	95	$123	$—	$123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GS Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
GSAMP Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
GSAMP Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Indymac Subprime Mortgage^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Indymac Subprime Mortgage^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
JPMorgan Chase Commercial Mortgage Securities^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Lehman Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Long Beach Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Morgan Stanley BAML Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
Morgan Stanley Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity Recent Issue^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity Recent Issue^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity Seasoned Issue^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity Seasoned Issue^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity Seasoned Issue^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Option One Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
Option One Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(1) (cont’d.):
UBS-Barclays Commercial Mortgage Trust^	12/22/16	1.500%	95	$123	$—	$123	Goldman Sachs & Co.
Wells Fargo Home Equity^	12/29/16	1.500%	250	—	—	—	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.
WFCG Commercial Mortgage Trust^	12/22/16	1.500%	95	123	—	123	Goldman Sachs & Co.

				$3,690	$—	$3,690

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues —Sell Protection(1):
Deutsche Bank AG	06/20/17	1.000%	280	0.1628%	$(426)	$(4,546)	$4,120	BNP Paribas
Federal Republic of Brazil	12/20/16	1.000%	100	0.0521%	227	29	198	Credit Suisse First Boston Corp.
Federal Republic of Brazil	09/20/18	1.000%	250	0.1193%	(359)	(10,409)	10,050	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%	80	0.1430%	(1,010)	(3,294)	2,284	Morgan Stanley
Italy Government	09/20/20	1.000%	250	0.1592%	(4,818)	(1,571)	(3,247)	Barclays Capital Group
Kingdom of Saudi Arabia	12/20/21	1.000%	150	0.1280%	(1,705)	(3,057)	1,352	Barclays Capital Group
Petroleo Brasileiro SA	06/20/18	1.000%	100	0.2317%	(1,811)	(7,667)	5,856	Morgan Stanley
Petroleos Mexicanos	06/20/23	1.000%	550	0.3596%	(77,962)	(71,287)	(6,675)	BNP Paribas
Republic of Hungary	09/20/20	1.000%	250	0.1073%	(170)	(5,867)	5,697	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%	250	0.1304%	(2,261)	(10,117)	7,856	Barclays Capital Group
Republic of Latvia	09/20/20	1.000%	250	0.0444%	5,670	2,555	3,115	Barclays Capital Group
Republic of Lithuania	09/20/20	1.000%	250	0.0407%	6,023	2,555	3,468	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%	250	0.0904%	1,382	227	1,155	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	250	0.0766%	2,663	(1,826)	4,489	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%	250	0.1865%	(7,338)	(13,677)	6,339	Barclays Capital Group
Russian Federation	09/20/18	1.000%	250	0.0931%	809	(14,893)	15,702	Barclays Capital Group
Spain Government	09/20/20	1.000%	250	0.0738%	2,913	832	2,081	Barclays Capital Group
United Mexican States	12/20/16	1.000%	100	0.0440%	231	62	169	Credit Suisse First Boston Corp.
United Mexican States	09/20/20	1.000%	250	0.1416%	(3,291)	(4,392)	1,101	Barclays Capital Group

					$(81,233)	$(146,343)	$65,110

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Anadarko Petroleum Corp.	06/20/21	1.000%	80	$(6,044)	$(1,789)	$4,255
AT&T, Inc.	06/20/21	1.000%	80	565	726	161
Barrick Gold Corp.	06/20/21	1.000%	80	(2,093)	(1,426)	667
Devon Energy Corp.	06/20/20	1.000%	80	(6,615)	(447)	6,168
Eastman Chemical Co.	06/20/21	1.000%	80	757	1,183	426

				$(13,430)	$(1,753)	$11,677

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(1):
CDX.NA.HY.27.V1	12/20/21	5.000%	50	$2,206	$2,902	$696

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	1,000	(15,500)	(33,444)	17,944	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%	1,000	(15,500)	(13,015)	(2,485)	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%	3,000	(46,499)	12,886	(59,385)	UBS AG

				$(77,499)	$(33,573)	$(43,926)

Cash of $450,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts and credit default swap contracts at November 30, 2016.

The Fund entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and greater likelihood of risk default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,534,550	$249,475
Non-Residential Mortgage-Backed Securities	—	741,475	—
Residential Mortgage-Backed Securities	—	759,511	468,825
Commercial Mortgage-Backed Securities	—	1,494,878	—
Corporate Bonds	—	11,707,596	—
Foreign Government Bonds	—	367,308	—
Non-Corporate Foreign Agencies	—	569,669	—
Residential Mortgage-Backed Securities	—	3,173,041	1,073,510
U.S. Treasury Obligation	—	126,938	—
Common Stock	40,919	—	—
Preferred Stock	—	166,250	—
Affiliated Mutual Fund	2,389,211	—	—
Options Purchased	3,094	18,125	—
Repurchase Agreement	—	500,000	—
Options Written	(344)	(10,000)	—
Other Financial Instruments*
Futures Contracts	(13,176)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	30,773	—
OTC Forward Rate Agreements	—	—	(627)
Centrally Cleared Interest Rate Swap Agreements	—	(43,963)	—
OTC Interest Rate Swap Agreements	—	(25,099)	—
Centrally Cleared Credit Default Swap Agreements	—	12,373	—
OTC Credit Default Swap Agreements	—	(158,732)	3,690

Total	$2,419,704	$20,964,693	$1,794,873

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 and Level 2 to report.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Forward Rate Agreements	Credit Default Swap Agreements
Balance as of 02/29/16	$—	$—	$867,092	$(190)	$—
Accrued discount/premium	—	—	1,959	—	—
Realized gain (loss)	—	—	139	— **	—
Change in unrealized appreciation (depreciation)***	—	—	(114,619)	(437)	3,690
Purchases	249,475	468,825	295,608	—	—
Sales / Paydowns	—	—	(10,848)	—	—
Transfers into Level 3	—	—	901,271	—	—
Transfers out of Level 3	—	—	(867,092)	—	—

Balance as of 11/30/16	$249,475	$468,825	$1,073,510	$(627)	$3,690

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $(102).
***	Of which, $(111,556) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair value as of November 30, 2016	Valuation Methodolgy	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities - Collateralized Loan Obligations	$249,475	Pricing at cost	Unadjusted Purchase Price	$99.79
Asset-Backed Securities - Residential Mortgage-Backed Securities	468,825	Pricing at cost	Unadjusted Purchase Price	$99.75
Residential Mortgage-Backed Securities	1,073,510	Market approach	Single Broker Indicative Quote	$98.55 - $99.25($99.10)
Forward Rate Agreements	(627)	Model pricing	Forward Rate Volatility & Convexity Adjustment (Range indicates fair values at November 30, 2016)	$(0.01) - $0.01($0.00)
Credit Default Swap Agreements	3,690	Market approach	Single Broker Indicative Quote (Range indicates fair values at November 30, 2016)	$0.00 - $0.13($0.03)

	$1,794,873

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$901,271	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$867,092	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of November 30, 2016 categorized by risk exposure:

Derivative Fair Value at 11/30/16
Credit contracts	$(140,463)
Equity contracts	8,125
Foreign exchange contracts	30,773
Interest rate contracts	(80,115)

$(181,680)

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Prudential Global Tactical Allocation Fund wholly owns and controls the Prudential Global Tactical Allocation Subsidiary, Ltd., (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Global Tactical Allocation Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.